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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ----------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lowell Haims
Title: Chief Administrative Officer
Phone: (203) 629-1980

Signature, Place, and Date of Signing:

      /s/ Lowell Haims                 Greenwich, CT           August 3, 2012
-----------------------------   --------------------------   -------------------
         (Signature)                   (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number                Name

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                              Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           55

Form 13F Information Table Value Total:   $4,973,049
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.      Form 13F File number            Name
---      --------------------            ---------------------
1.

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
               Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06830

                                                                                                                        6/30/2012

                                                                                Item 6                           Item 8
                                Item 2                                  Investment Discretion              Voting Authority
                                Title   Item 3     Item 4              -----------------------        ---------------------------
            Item 1                of    Cusip    Mkt. Value   Item 5    Sole      Shared Other Item 7    Sole    Shared   None
Name of Issuer                  Class   Number    x $1000     Shares     (A)       (B)    (C)   Mgrs.    (A)       (B)     (C)
------------------------------- ------ --------- ---------- ---------- ---------- ------ ----- ------ ---------- ------ ---------
AES Corporation                 COMMON 00130H105    170,507 13,289,742 13,289,742      0     0        10,178,242      0 3,111,500
Altria Group Inc.               COMMON 02209S103        282      8,150      8,150      0     0             8,150      0         0
Analog Devices Inc              COMMON 032654105     36,652    972,985    972,985      0     0           747,785      0   225,200
Applied Materials               COMMON 038222105    137,655 12,027,514 12,027,514      0     0         9,214,414      0 2,813,100
Bank of America Corporatio      COMMON 060505104    123,573 15,106,757 15,106,757      0     0        11,520,557      0 3,586,200
Capital One Financial Corp      COMMON 14040H105    137,187  2,509,825  2,509,825      0     0         1,918,125      0   591,700
Chubb Corporation               COMMON 171232101        364      5,000      5,000      0     0             5,000      0         0
CitiGroup, Inc.                 COMMON 172967424    134,156  4,894,428  4,894,428      0     0         3,762,818      0 1,131,610
Comcast Corporation Class A     COMMON 20030N101    133,967  4,190,390  4,190,390      0     0         3,213,390      0   977,000
Credit Suisse Group             COMMON 225401108     89,493  4,882,311  4,882,311      0     0         3,768,511      0 1,113,800
CVS Caremark Corporation        COMMON 126650100    158,765  3,397,489  3,397,489      0     0         2,602,589      0   794,900
Delta Air Lines, Inc.           COMMON 247361702     74,124  6,769,288  6,769,288      0     0         5,118,188      0 1,651,100
Devon Energy Corporation        COMMON 25179M103     91,626  1,580,024  1,580,024      0     0         1,209,624      0   370,400
Diamond Offshore Drilling, Inc. COMMON 25271C102      1,153     19,500     19,500      0     0            19,500      0         0
DIRECTV Group Inc               COMMON 25490A101        763     15,626     15,626      0     0            15,626      0         0
Dr. Pepper Snapple Group I      COMMON 26138E109    125,913  2,878,006  2,878,006      0     0         2,205,106      0   672,900
E. I. du Pont de Nemours &      COMMON 263534109     43,995    869,983    869,983      0     0           666,283      0   203,700
EQT Corporation                 COMMON 26884L109    129,373  2,412,323  2,412,323      0     0         1,846,523      0   565,800
Exxon Mobil Corp                COMMON 30231G102        304      3,548      3,548      0     0             3,548      0         0
General Electric Company        COMMON 369604103    151,627  7,275,783  7,275,783      0     0         5,567,683      0 1,708,100
General Motors Company          COMMON 37045V100     91,208  4,625,168  4,625,168      0     0         3,537,168      0 1,088,000
Goldman Sachs Group Inc         COMMON 38141G104        259      2,700      2,700      0     0             2,700      0         0
Google Inc.                     COMMON 38259P508    123,828    213,470    213,470      0     0           163,520      0    49,950
Intl Business Machines          COMMON 459200101        401      2,048      2,048      0     0             2,048      0         0
Jabil Circuit, Inc.             COMMON 466313103        407     20,000     20,000      0     0            20,000      0         0
JetBlue Airways Corporation     COMMON 477143101        292     55,000     55,000      0     0            55,000      0         0
Life Technologies Corporation   COMMON 53217V109    166,249  3,695,234  3,695,234      0     0         2,830,234      0   865,000
Loews Corporation               COMMON 540424108        286      7,000      7,000      0     0             7,000      0         0
Lowe's Companies, Inc.          COMMON 548661107    151,038  5,310,763  5,310,763      0     0         3,988,063      0 1,322,700
Marsh & McLennan Companies Inc. COMMON 571748102    151,664  4,705,676  4,705,676      0     0         3,587,176      0 1,118,500
Merck & Co. Inc.                COMMON 58933Y109        351      8,400      8,400      0     0             8,400      0         0
MetLife Inc.                    COMMON 59156R108    130,985  4,245,869  4,245,869      0     0         3,252,869      0   993,000
Microsoft Corp                  COMMON 594918104    161,120  5,267,085  5,267,085      0     0         4,030,985      0 1,236,100
Novartis AG ADR                 COMMON 66987V109    156,341  2,796,794  2,796,794      0     0         2,144,394      0   652,400
Owens-Illinois, Inc.            COMMON 690768403    119,125  6,214,153  6,214,153      0     0         4,760,853      0 1,453,300
Pfizer Inc.                     COMMON 717081103    148,152  6,441,400  6,441,400      0     0         4,948,200      0 1,493,200
Phillip Morris International    COMMON 718172109        624      7,150      7,150      0     0             7,150      0         0
PNC Financial Services Group    COMMON 693475105        263      4,300      4,300      0     0             4,300      0         0
Research in Motion Limited      COMMON 760975102        103     14,000     14,000      0     0            14,000      0         0
Sanofi ADR                      COMMON 80105N105    146,934  3,889,199  3,889,199      0     0         2,973,299      0   915,900
Charles Schwab Corporation      COMMON 808513105    136,268 10,538,909 10,538,909      0     0         7,959,909      0 2,579,000
Southwest Airlines Company      COMMON 844741108     40,724  4,416,895  4,416,895      0     0         3,371,195      0 1,045,700
State Street Corporation        COMMON 857477103    145,782  3,265,726  3,265,726      0     0         2,499,926      0   765,800
Symantec Corporation            COMMON 871503108     50,459  3,453,758  3,453,758      0     0         2,638,158      0   815,600
Sysco Corporation               COMMON 871829107    136,442  4,577,062  4,577,062      0     0         3,499,862      0 1,077,200
TJX Companies, Inc.             COMMON 872540109        966     22,500     22,500      0     0            22,500      0         0
Texas Instruments Inc.          COMMON 882508104    155,356  5,414,998  5,414,998      0     0         4,145,798      0 1,269,200
Thermo Fisher Scientific,       COMMON 883556102     39,557    762,039    762,039      0     0           583,239      0   178,800
Time Warner, Inc.               COMMON 887317303    172,720  4,486,230  4,486,230      0     0         3,440,830      0 1,045,400
UnitedHealth Group Inc.         COMMON 91324P102    160,092  2,736,619  2,736,619      0     0         2,103,519      0   633,100
Visa, Inc.                      COMMON 92826C839     96,479    780,388    780,388      0     0           601,088      0   179,300
Yahoo! Inc.                     COMMON 984332106    158,155  9,990,839  9,990,839      0     0         7,650,839      0 2,340,000
Invesco Ltd.                    COMMON G491BT108    125,349  5,546,420  5,546,420      0     0         4,287,220      0 1,259,200
Weatherford International, Ltd. COMMON H27013103    138,427 10,960,148 10,960,148      0     0         8,578,848      0 2,381,300
Flextronics International       COMMON Y2573F102    125,165 20,187,958 20,187,958      0     0        15,491,158      0 4,696,800

   TOTALS:                          55            4,973,049